Leases - Schedule of Components of Total Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lease, Cost [Abstract]
Operating lease cost	$ 3,349
Variable lease cost	0
Short-term lease cost	337
Total lease cost	$ 3,686